Subsidiary guarantee information	12 Months Ended
Dec. 31, 2011
Subsidiary guarantee information
Subsidiary guarantee information

Credit Suisse Group (Guernsey) I Limited or Credit Suisse Group (Guernsey) III Limited, each of which is a Guernsey incorporated non-cellular company limited by shares, may issue contingent convertible securities fully and unconditionally guaranteed by the Group. Credit Suisse Group (Guernsey) I Limited and Credit Suisse Group (Guernsey) III Limited are each wholly-owned finance subsidiaries of the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law, applicable to some of the Group’s subsidiaries that limit their ability to pay dividends or distributions and make loans and advances to the Group.

On March 26, 2007, the Group and the Bank issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly-owned subsidiary of the Group.

Condensed consolidating statements of operations
in 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	7,501	14,755		22,256	161		585		23,002

Interest expense	(4,670)	(11,770)		(16,440)	(153)		24		(16,569)

Net interest income	2,831	2,985		5,816	8		609		6,433

Commissions and fees	3,509	8,455		11,964	9		979		12,952

Trading revenues	(1,673)	6,429		4,756	1		263		5,020

Other revenues	1,267	498		1,765	1,888	[2]	(1,833)		1,820

Net revenues	5,934	18,367		24,301	1,906		18		26,225

Provision for credit losses	7	90		97	0		90		187

Compensation and benefits	3,736	9,047		12,783	80		350		13,213

General and administrative expenses	1,674	5,540		7,214	(135)		293		7,372

Commission expenses	267	1,578		1,845	1		146		1,992

Total other operating expenses	1,941	7,118		9,059	(134)		439		9,364

Total operating expenses	5,677	16,165		21,842	(54)		789		22,577

Income/(loss) from continuing operations before taxes	250	2,112		2,362	1,960		(861)		3,461

Income tax expense	(288)	721		433	7		231		671

Income/(loss) from continuing operations	538	1,391		1,929	1,953		(1,092)		2,790

Net income/(loss)	538	1,391		1,929	1,953		(1,092)		2,790

Net income/(loss) attributable to noncontrolling interests	734	167		901	0		(64)		837

Net income/(loss) attributable to shareholders	(196)	1,224		1,028	1,953		(1,028)		1,953

of which from continuing operations	(196)	1,224		1,028	1,953		(1,028)		1,953

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 320 million and CHF 30 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of operations (continued)
in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,897	15,928		24,825	209		499		25,533

Interest expense	(5,454)	(13,344)		(18,798)	(203)		9		(18,992)

Net interest income	3,443	2,584		6,027	6		508		6,541

Commissions and fees	4,403	8,719		13,122	9		947		14,078

Trading revenues	667	8,405		9,072	0		266		9,338

Other revenues	1,081	296		1,377	4,982	[2]	(4,930)		1,429

Net revenues	9,594	20,004		29,598	4,997		(3,209)		31,386

Provision for credit losses	13	(137)		(124)	0		45		(79)

Compensation and benefits	4,177	10,195		14,372	90		137		14,599

General and administrative expenses	1,883	5,205		7,088	(196)		339		7,231

Commission expenses	307	1,684		1,991	3		154		2,148

Total other operating expenses	2,190	6,889		9,079	(193)		493		9,379

Total operating expenses	6,367	17,084		23,451	(103)		630		23,978

Income/(loss) from continuing operations before taxes	3,214	3,057		6,271	5,100		(3,884)		7,487

Income tax expense/(benefit)	952	306		1,258	2		288		1,548

Income/(loss) from continuing operations	2,262	2,751		5,013	5,098		(4,172)		5,939

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0		0		(19)

Net income/(loss)	2,262	2,732		4,994	5,098		(4,172)		5,920

Net income/(loss) attributable to noncontrolling interests	592	210		802	0		20		822

Net income/(loss) attributable to shareholders	1,670	2,522		4,192	5,098		(4,192)		5,098

of which from continuing operations	1,670	2,541		4,211	5,098		(4,192)		5,117

of which from discontinued operations	0	(19)		(19)	0		0		(19)

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 3,299 million and CHF 33 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating statements of operations (continued)
in 2009	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,947	15,575		24,522	256		510		25,288

Interest expense	(4,949)	(13,204)		(18,153)	(250)		6		(18,397)

Net interest income	3,998	2,371		6,369	6		516		6,891

Commissions and fees	3,548	9,222		12,770	10		970		13,750

Trading revenues	2,956	9,208		12,164	0		(13)		12,151

Other revenues	(836)	1,526		690	6,707	[2]	(6,895)		502

Net revenues	9,666	22,327		31,993	6,723		(5,422)		33,294

Provision for credit losses	24	436		460	0		46		506

Compensation and benefits	4,613	10,093		14,706	31		276		15,013

General and administrative expenses	1,981	5,641		7,622	(19)		98		7,701

Commission expenses	356	1,492		1,848	0		149		1,997

Total other operating expenses	2,337	7,133		9,470	(19)		247		9,698

Total operating expenses	6,950	17,226		24,176	12		523		24,711

Income/(loss) from continuing operations before taxes	2,692	4,665		7,357	6,711		(5,991)		8,077

Income tax expense/(benefit)	1,403	391		1,794	(13)		54		1,835

Income/(loss) from continuing operations	1,289	4,274		5,563	6,724		(6,045)		6,242

Income/(loss) from discontinued operations, net of tax	0	169		169	0		0		169

Net income/(loss)	1,289	4,443		5,732	6,724		(6,045)		6,411

Net income/(loss) attributable to noncontrolling interests	(858)	161		(697)	0		384		(313)

Net income/(loss) attributable to shareholders	2,147	4,282		6,429	6,724		(6,429)		6,724

of which from continuing operations	2,147	4,113		6,260	6,724		(6,429)		6,555

of which from discontinued operations	0	169		169	0		0		169

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of dividend income from investments in Group companies (CHF 142 million and CHF 33 million from bank and non-bank subsidiaries, respectively) and revenues from investments accounted for under the equity method.

Condensed consolidating balance sheets
end of 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	3,698	106,569		110,267	13	293		110,573

Interest-bearing deposits with banks	87	5,635		5,722	0	(3,450)		2,272

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,625	82,862		236,487	0	476		236,963

Securities received as collateral	34,189	(4,066)		30,123	0	68		30,191

Trading assets	91,458	184,616		276,074	0	3,479		279,553

Investment securities	0	3,513		3,513	0	1,647		5,160

Other investments	6,719	6,160		12,879	34,137	(33,790)		13,226

Net loans	24,658	187,613		212,271	5,603	15,539		233,413

Premises and equipment	1,110	5,590		6,700	0	493		7,193

Goodwill	597	6,859		7,456	0	1,135		8,591

Other intangible assets	112	168		280	0	8		288

Brokerage receivables	17,951	25,493		43,444	0	2		43,446

Other assets	16,114	61,845		77,959	190	147		78,296

Total assets	350,318	672,857		1,023,175	39,943	(13,953)		1,049,165

Liabilities and equity (CHF million)

Due to banks	92	51,392		51,484	4,697	(16,034)		40,147

Customer deposits	0	287,699		287,699	0	25,702		313,401

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	151,655	24,904		176,559	0	0		176,559

Obligation to return securities received as collateral	34,189	(4,066)		30,123	0	68		30,191

Trading liabilities	29,291	97,407		126,698	0	1,062		127,760

Short-term borrowings	15,881	8,762		24,643	0	1,473		26,116

Long-term debt	40,029	119,378		159,407	1,444	1,804		162,655

Brokerage payables	47,847	20,328		68,175	0	(141)		68,034

Other liabilities	10,124	51,813		61,937	128	1,152		63,217

Total liabilities	329,108	657,617		986,725	6,269	15,086		1,008,080

Total shareholders' equity	16,979	10,523		27,502	33,674	(27,502)		33,674

Noncontrolling interests	4,231	4,717		8,948	0	(1,537)		7,411

Total equity	21,210	15,240		36,450	33,674	(29,039)		41,085

Total liabilities and equity	350,318	672,857		1,023,175	39,943	(13,953)		1,049,165

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets (continued)
end of 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	5,133	59,898		65,031	18	418		65,467

Interest-bearing deposits with banks	85	4,372		4,457	0	(2,933)		1,524

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	132,338	88,370		220,708	0	(265)		220,443

Securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading assets	101,913	219,343		321,256	0	3,448		324,704

Investment securities	0	6,331		6,331	0	2,066		8,397

Other investments	7,878	8,177		16,055	34,611	(34,184)		16,482

Net loans	31,243	169,505		200,748	6,733	11,361		218,842

Premises and equipment	1,003	5,217		6,220	0	505		6,725

Goodwill	595	6,855		7,450	0	1,135		8,585

Other intangible assets	89	215		304	0	8		312

Brokerage receivables	15,745	23,028		38,773	0	(4)		38,769

Other assets	13,414	65,891		79,305	266	14		79,585

Assets of discontinued operations held-for-sale	0	23		23	0	0		23

Total assets	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

Liabilities and equity (CHF million)

Due to banks	120	47,555		47,675	6,210	(16,392)		37,493

Customer deposits	0	263,767		263,767	0	23,797		287,564

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	120,189	48,205		168,394	0	0		168,394

Obligation to return securities received as collateral	45,251	(3,151)		42,100	0	47		42,147

Trading liabilities	28,589	105,348		133,937	0	60		133,997

Short-term borrowings	38,717	(19,201)		19,516	0	2,167		21,683

Long-term debt	41,984	129,156		171,140	1,989	623		173,752

Brokerage payables	44,791	17,071		61,862	0	(116)		61,746

Other liabilities	11,139	50,067		61,206	147	861		62,214

Total liabilities	330,780	638,817		969,597	8,346	11,047		988,990

Total shareholders' equity	18,183	9,600		27,783	33,282	(27,783)		33,282

Noncontrolling interests	5,724	5,657		11,381	0	(1,648)		9,733

Total equity	23,907	15,257		39,164	33,282	(29,431)		43,015

Total liabilities and equity	354,687	654,074		1,008,761	41,628	(18,384)		1,032,005

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
in 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	11,109	25,498		36,607	431	[2]	1,592		38,630

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(1,313)		(1,314)	0		582		(732)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(19,677)	5,197		(14,480)	0		(741)		(15,221)

Purchase of investment securities	0	(196)		(196)	0		(1,346)		(1,542)

Proceeds from sale of investment securities	0	2,118		2,118	0		0		2,118

Maturities of investment securities	0	705		705	0		1,757		2,462

Investments in subsidiaries and other investments	10	(1,419)		(1,409)	(101)		(272)		(1,782)

Proceeds from sale of other investments	4,269	2,055		6,324	9		451		6,784

(Increase)/decrease in loans	6,326	(20,460)		(14,134)	547		(3,655)		(17,242)

Proceeds from sale of loans	0	689		689	0		0		689

Capital expenditures for premises and equipment and other intangible assets	(477)	(1,225)		(1,702)	0		(37)		(1,739)

Proceeds from sale of premises and equipment and other intangible assets	0	11		11	0		0		11

Other, net	3	117		120	0		102		222

Net cash provided by/(used in) investing activities of continuing operations	(9,547)	(13,721)		(23,268)	455		(3,159)		(25,972)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(27)	27,164		27,137	(1,514)		2,312		27,935

Increase/(decrease) in short-term borrowings	(21,783)	26,537		4,754	0		(656)		4,098

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	29,310	(22,128)		7,182	0		0		7,182

Issuances of long-term debt	3,395	29,136		32,531	10		1,693		34,234

Repayments of long-term debt	(9,974)	(26,078)		(36,052)	(489)		(586)		(37,127)

Issuances of common shares	44	(46)		(2)	1,129		0		1,127

Sale of treasury shares	0	615		615	550		10,688		11,853

Repurchase of treasury shares	0	(612)		(612)	(201)		(10,977)		(11,790)

Dividends paid/capital repayments	0	(285)		(285)	(1,560)		(103)		(1,948)

Other, net	(3,897)	1,138		(2,759)	617		(366)		(2,508)

Net cash provided by/(used in) financing activities of continuing operations	(2,932)	35,441		32,509	(1,458)		2,005		33,056

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(65)	(572)		(637)	567		(563)		(633)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by/(used in) operating activities of discontinued operations	0	25		25	0		0		25

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(1,435)	46,671		45,236	(5)		(125)		45,106

Cash and due from banks at beginning of period	5,133	59,898		65,031	18		418		65,467

Cash and due from banks at end of period	3,698	106,569		110,267	13		293		110,573

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

Condensed consolidating statements of cash flows (continued)
in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	26,915	(18,352)		8,563	3,577	[2]	(3,912)		8,228

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	4,967	(7,119)		(2,152)	0		2,054		(98)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(9,985)	(18,919)		(28,904)	0		1,386		(27,518)

Purchase of investment securities	0	(241)		(241)	0		(2,511)		(2,752)

Proceeds from sale of investment securities	0	988		988	0		0		988

Maturities of investment securities	0	1,312		1,312	29		2,407		3,748

Investments in subsidiaries and other investments	(263)	(1,102)		(1,365)	(68)		(241)		(1,674)

Proceeds from sale of other investments	847	1,304		2,151	5		311		2,467

(Increase)/decrease in loans	98	6,394		6,492	715		(3,237)		3,970

Proceeds from sale of loans	0	817		817	0		0		817

Capital expenditures for premises and equipment and other intangible assets	(510)	(1,157)		(1,667)	0		(22)		(1,689)

Proceeds from sale of premises and equipment and other intangible assets	0	17		17	0		0		17

Other, net	68	181		249	0		26		275

Net cash provided by/(used in) investing activities of continuing operations	(4,778)	(17,525)		(22,303)	681		173		(21,449)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(12)	27,302		27,290	(1,767)		868		26,391

Increase/(decrease) in short-term borrowings	5,953	4,158		10,111	0		823		10,934

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,158)	9,161		(6,997)	0		(100)		(7,097)

Issuances of long-term debt	497	54,482		54,979	0		2,931		57,910

Repayments of long-term debt	(6,343)	(42,588)		(48,931)	(465)		(1,994)		(51,390)

Issuances of common shares	0	1,567		1,567	32		(1,590)		9

Sale of treasury shares	0	2,082		2,082	39		22,628		24,749

Repurchase of treasury shares	0	(1,623)		(1,623)	(2,103)		(23,120)		(26,846)

Dividends paid/capital repayments	0	(3,305)		(3,305)	(2,378)		2,883		(2,800)

Excess tax benefits on share based awards	478	130		608	0		7		615

Other, net	(2,850)	(486)		(3,336)	2,395		1,494		553

Net cash provided by/(used in) financing activities of continuing operations	(18,435)	50,880		32,445	(4,247)		4,830		33,028

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(558)	(5,609)		(6,167)	(4)		16		(6,155)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by /(used in) operating activities of discontinued operations	0	(42)		(42)	0		0		(42)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	3,144	9,352		12,496	7		1,107		13,610

Cash and due from banks at beginning of period	1,989	50,546		52,535	11		(689)		51,857

Cash and due from banks at end of period	5,133	59,898		65,031	18		418		65,467

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.

Condensed consolidating statements of cash flows (continued)
in 2009	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(29,040)	16,834		(12,206)	305	[2]	(2,285)		(14,186)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	9,620	(8,036)		1,584	(1,038)		180		726

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	55,753	(245)		55,508	0		(1,105)		54,403

Purchase of investment securities	0	(67)		(67)	0		(2,122)		(2,189)

Proceeds from sale of investment securities	331	560		891	0		0		891

Maturities of investment securities	0	2,209		2,209	0		2,249		4,458

Investments in subsidiaries and other investments	(1,036)	(925)		(1,961)	(10)		64		(1,907)

Proceeds from sale of other investments	610	1,309		1,919	0		(209)		1,710

(Increase)/decrease in loans	(12,266)	15,956		3,690	588		(112)		4,166

Proceeds from sale of loans	0	992		992	0		0		992

Capital expenditures for premises and equipment and other intangible assets	(287)	(1,087)		(1,374)	0		(13)		(1,387)

Proceeds from sale of premises and equipment and other intangible assets	0	3		3	0		0		3

Other, net	(8)	177		169	(5)		41		205

Net cash provided by/(used in) investing activities of continuing operations	52,717	10,846		63,563	(465)		(1,027)		62,071

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(188)	(30,139)		(30,327)	(60)		1,297		(29,090)

Increase/(decrease) in short-term borrowings	15,675	(12,416)		3,259	0		839		4,098

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(38,671)	(8,683)		(47,354)	0		700		(46,654)

Issuances of long-term debt	9,046	52,421		61,467	56		1,306		62,829

Repayments of long-term debt	(9,452)	(61,609)		(71,061)	(500)		(911)		(72,472)

Issuances of common shares	0	(13)		(13)	29		1		17

Sale of treasury shares	0	1,695		1,695	752		15,210		17,657

Repurchase of treasury shares	0	(2,150)		(2,150)	(2,531)		(14,338)		(19,019)

Dividends paid/capital repayments	(32)	(225)		(257)	(111)		(7)		(375)

Excess tax benefits on share based awards	0	181		181	0		(1)		180

Other, net	(640)	(2,988)		(3,628)	1,485		63		(2,080)

Net cash provided by/(used in) financing activities of continuing operations	(24,262)	(63,926)		(88,188)	(880)		4,159		(84,909)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(64)	(1,091)		(1,155)	1,037		(1,036)		(1,154)

Net increase/(decrease) in cash and due from banks (CHF million).

Net increase/(decrease) in cash and due from banks	(649)	(37,337)		(37,986)	(3)		(189)		(38,178)

Cash and due from banks at beginning of period	2,638	87,883		90,521	14		(500)		90,035

Cash and due from banks at end of period	1,989	50,546		52,535	11		(689)		51,857

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend income from investments in Group companies.